Information about the main subsidiaries	12 Months Ended
Jun. 30, 2026
Information about the main subsidiaries

7. Information about the main subsidiaries

The Group conducts its business through several operating and holding subsidiaries.

Restrictions, commitments and other matters in respect of subsidiaries

According to Law N° 19,550, 5% of the profit in each fiscal year must be separated to constitute a legal reserve until they reach legal capped amounts (20% of the nominal value of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. Some of the Group’s subsidiaries did not reach the legal limit of this reserve. Dividends are paid across the Group’s subsidiaries based on their individual financial statements.

Arcos del Gourmet (“Arcos” or “AGSA”)

FEDERACION DE COMERCIO E INDUSTRIA DE LA CIUDAD DE BUENOS AIRES (FECOBA) and others V. GCBA and others on protective petition (CAYT 68795/2013-0)

Federación de Comercio e Industria de la Ciudad de Buenos Aires (Federation of Commerce and Industry of the City of Buenos Aires, or FECOBA in Spanish) argued that the project executed in DISTRICT ARCOS did not have the necessary environmental approvals and did not comply with zoning guidelines. It also requested a precautionary measure, which was admitted and caused the opening to the public to be delayed until December 18, 2014, which now operates normally. In the main process, after the filing of several procedural appeals, Chamber III of the Appeals Court issued a judgment on February 14, 2019, as follows: AGSA and GCBA were convicted, with AGSA being required to allocate at least 23,319.41 square meters for public use and utility with unrestricted access and special and preferential allocation to the generation of new park-like green spaces - located wholly or partially on the property subject to the lawsuit (Distrito Arcos) or adjacent lands. In case the company cannot allocate the entire land fraction to the City of Buenos Aires, then it must pay, after a valuation, the necessary amount of money so that the Administration proceeds to search for a property to fulfill the purpose established during the term of the concession contract. If none of the mentioned alternatives are carried out by AGSA, the demolition of the necessary works on the property to comply with the stipulated in the Urban Planning Code (art. 3.1.2) would be ordered. Subsequently, within the framework of the appeal for constitutional review denied filed by AGSA against the aforementioned judgment, the Superior Court of Justice ruled that the demolition of the works carried out on the property where the “Distrito Arcos” Shopping Center is currently located, as ordered by the Chamber, is not appropriate, confirming the rest of the sentence. On February 11, 2025, the co-defendants ARCOS and GCBA entered into an agreement aimed at complying with the aforementioned judgment, under which ARCOS committed to: (i) making a payment upon the signing of the agreement to cover the expenses of creating the Santa Rita Plaza (approximately 1,757 m² in area) in the amount of ARS 1,027,360,977.52 (amount expressed in full with decimals), which was executed in due time and form; and (ii) covering the remaining 21,562.41 square meters of green space, in the measure established in the agreement, to be developed in plazas designated by GCBA, subject to judicial approval. The agreement was judicially ratified on July 15, 2026.

Panamerican Mall S.A.

Below is the summarized financial information of the subsidiary with material non-controlling interests which are considered significant for the Group, presented before intercompany eliminations.

	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held by non-controlling interests	Book value of non-controlling interests	% of ownership interest held by controlling interests	Book value of controlling interests
06.30.2026	44,484	573,225	12,866	139,375	465,468	20.00%	93,094	80.00%	372,374
06.30.2025	55,892	507,314	12,283	110,743	440,180	20.00%	88,036	80.00%	352,144

	Revenues	Comprehensive loss for the year	Cash of Operating activities	Cash of investing activities	Cash of financial activities	Net Increase / (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
06.30.2026	76,431	79,318	33,430	(20,260)	(11,131)	2,039	(10,806)
06.30.2025	69,415	(38,252)	39,746	(27,600)	(11,677)	469	(5,154)

The non-controlling interests of the remaining subsidiaries, which represent the interest of third parties in the net assets of such entities, summarize ARS 48,224 and ARS 37,716 as of June 30, 2026 and 2025, respectively. None of these subsidiaries has a non-controlling interest that individually is considered significant for the Group.